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       Investments(R)







                                                 May 5, 2008

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Protected Principal Trust (the "Trust")
     (File Nos. 333-96545 and 811-21163)
     CIK No. 0001175959

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of Class A, Class B, Class C shares prospectus supplements and statements of additional information for each of Pioneer Protected Principal Plus Fund and Pioneer Protected Principal Plus Fund II, each a series of the Trust, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 8 to the Trust's registration statement on Form N-1A filed with the Commission on April 29, 2008 (Accession No. 0001175959-08-000006).

     If you have any questions or comments concerning the foregoing, please contact me at (617) 422-4519.

                                                 Very truly yours,


                                                 /s/Lauren Giudice
                                                    Lauren Giudice


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin






Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."